Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST III
Entity Central Index Key	0001065698
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000021902 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 155,818,263
Holdings Count | Holding	56
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	155,818,263	Portfolio Turnover Rate (%):	27
Total Number of Holdings:	56
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.0%
Money Market Funds	1.5%
Purchased Options	0.5%
Top ten holdings
Prologis, Inc., REIT	7.7%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Goodman Group, REIT	3.7%
Digital Realty Trust, Inc., REIT	3.3%
Mitsubishi Estate Co. Ltd.	2.9%
BXP, Inc., REIT	2.9%
Rexford Industrial Realty, Inc., REIT	2.3%
Janus Living, Inc., "A", REIT	2.3%
Issuer country weightings
United States	67.5%
Australia	8.4%
Japan	7.9%
United Kingdom	6.9%
France	3.4%
Singapore	2.0%
Hong Kong	2.0%
Belgium	1.9%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	7.7%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Goodman Group, REIT	3.7%
Digital Realty Trust, Inc., REIT	3.3%
Mitsubishi Estate Co. Ltd.	2.9%
BXP, Inc., REIT	2.9%
Rexford Industrial Realty, Inc., REIT	2.3%
Janus Living, Inc., "A", REIT	2.3%

C000021901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 155,818,263
Holdings Count | Holding	56
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	155,818,263	Portfolio Turnover Rate (%):	27
Total Number of Holdings:	56
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.0%
Money Market Funds	1.5%
Purchased Options	0.5%
Top ten holdings
Prologis, Inc., REIT	7.7%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Goodman Group, REIT	3.7%
Digital Realty Trust, Inc., REIT	3.3%
Mitsubishi Estate Co. Ltd.	2.9%
BXP, Inc., REIT	2.9%
Rexford Industrial Realty, Inc., REIT	2.3%
Janus Living, Inc., "A", REIT	2.3%
Issuer country weightings
United States	67.5%
Australia	8.4%
Japan	7.9%
United Kingdom	6.9%
France	3.4%
Singapore	2.0%
Hong Kong	2.0%
Belgium	1.9%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	7.7%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Goodman Group, REIT	3.7%
Digital Realty Trust, Inc., REIT	3.3%
Mitsubishi Estate Co. Ltd.	2.9%
BXP, Inc., REIT	2.9%
Rexford Industrial Realty, Inc., REIT	2.3%
Janus Living, Inc., "A", REIT	2.3%

C000021905 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Small Cap Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$31	0.57%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%
Net Assets	$ 86,065,068
Holdings Count | Holding	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	86,065,068	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	252
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Health Care	18.3%
Industrials	17.6%
Information Technology	17.5%
Financials	17.0%
Consumer Discretionary	8.1%
Energy	4.8%
Real Estate	4.8%
Materials	4.8%
Utilities	2.6%
Communication Services	1.6%
Consumer Staples	1.4%
Top ten holdings
Formfactor, Inc.	2.1%
MYR Group, Inc.	1.8%
Advanced Energy Industries, Inc.	1.6%
UMB Financial Corp.	1.6%
Corsair Gaming, Inc.	1.5%
Popular, Inc.	1.5%
Portland General Electric Co.	1.4%
Bloom Energy Corp.	1.3%
Modine Manufacturing Co.	1.4%
Envista Holdings Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Formfactor, Inc.	2.1%
MYR Group, Inc.	1.8%
Advanced Energy Industries, Inc.	1.6%
UMB Financial Corp.	1.6%
Corsair Gaming, Inc.	1.5%
Popular, Inc.	1.5%
Portland General Electric Co.	1.4%
Bloom Energy Corp.	1.3%
Modine Manufacturing Co.	1.4%
Envista Holdings Corp.	1.4%

C000021906 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Small Cap Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Net Assets	$ 86,065,068
Holdings Count | Holding	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	86,065,068	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	252
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Health Care	18.3%
Industrials	17.6%
Information Technology	17.5%
Financials	17.0%
Consumer Discretionary	8.1%
Energy	4.8%
Real Estate	4.8%
Materials	4.8%
Utilities	2.6%
Communication Services	1.6%
Consumer Staples	1.4%
Top ten holdings
Formfactor, Inc.	2.1%
MYR Group, Inc.	1.8%
Advanced Energy Industries, Inc.	1.6%
UMB Financial Corp.	1.6%
Corsair Gaming, Inc.	1.5%
Popular, Inc.	1.5%
Portland General Electric Co.	1.4%
Bloom Energy Corp.	1.3%
Modine Manufacturing Co.	1.4%
Envista Holdings Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Formfactor, Inc.	2.1%
MYR Group, Inc.	1.8%
Advanced Energy Industries, Inc.	1.6%
UMB Financial Corp.	1.6%
Corsair Gaming, Inc.	1.5%
Popular, Inc.	1.5%
Portland General Electric Co.	1.4%
Bloom Energy Corp.	1.3%
Modine Manufacturing Co.	1.4%
Envista Holdings Corp.	1.4%

C000052150 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 657,326,392
Holdings Count | Holding	157
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	657,326,392	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.2%
Money Market Funds	4.8%
Equity sectors
Industrials	17.6%
Financials	16.8%
Consumer Discretionary	9.2%
Health Care	9.1%
Information Technology	8.9%
Utilities	7.6%
Real Estate	7.4%
Energy	7.2%
Consumer Staples	5.2%
Materials	4.9%
Communication Services	1.3%
Top ten holdings
Humana, Inc.	1.4%
Northern Trust Corp.	1.2%
Becton, Dickinson and Co.	1.2%
Targa Resources Corp.	1.1%
Valero Energy Corp.	1.1%
Hartford Insurance Group, Inc.	1.1%
PG&E Corp.	1.1%
Agilent Technologies, Inc.	1.1%
Pulte Homes, Inc.	1.1%
M&T Bank Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Humana, Inc.	1.4%
Northern Trust Corp.	1.2%
Becton, Dickinson and Co.	1.2%
Targa Resources Corp.	1.1%
Valero Energy Corp.	1.1%
Hartford Insurance Group, Inc.	1.1%
PG&E Corp.	1.1%
Agilent Technologies, Inc.	1.1%
Pulte Homes, Inc.	1.1%
M&T Bank Corp.	1.0%

C000052149 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 657,326,392
Holdings Count | Holding	157
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	657,326,392	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.2%
Money Market Funds	4.8%
Equity sectors
Industrials	17.6%
Financials	16.8%
Consumer Discretionary	9.2%
Health Care	9.1%
Information Technology	8.9%
Utilities	7.6%
Real Estate	7.4%
Energy	7.2%
Consumer Staples	5.2%
Materials	4.9%
Communication Services	1.3%
Top ten holdings
Humana, Inc.	1.4%
Northern Trust Corp.	1.2%
Becton, Dickinson and Co.	1.2%
Targa Resources Corp.	1.1%
Valero Energy Corp.	1.1%
Hartford Insurance Group, Inc.	1.1%
PG&E Corp.	1.1%
Agilent Technologies, Inc.	1.1%
Pulte Homes, Inc.	1.1%
M&T Bank Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Humana, Inc.	1.4%
Northern Trust Corp.	1.2%
Becton, Dickinson and Co.	1.2%
Targa Resources Corp.	1.1%
Valero Energy Corp.	1.1%
Hartford Insurance Group, Inc.	1.1%
PG&E Corp.	1.1%
Agilent Technologies, Inc.	1.1%
Pulte Homes, Inc.	1.1%
M&T Bank Corp.	1.0%

C000052151 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 282,297,183
Holdings Count | Holding	335
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	282,297,183	Average Effective Maturity (yrs):	2.6
Total Number of Holdings:	335	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	30
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Composition including fixed income credit quality
AAA	11.4%
AA	10.8%
A	18.4%
BBB	33.1%
U.S. Government	21.0%
Federal Agencies	0.9%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000052152 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 282,297,183
Holdings Count | Holding	335
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	282,297,183	Average Effective Maturity (yrs):	2.6
Total Number of Holdings:	335	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	30
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Composition including fixed income credit quality
AAA	11.4%
AA	10.8%
A	18.4%
BBB	33.1%
U.S. Government	21.0%
Federal Agencies	0.9%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ConservativeAllocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$16	0.31%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 16	[1]
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 214,145,297
Holdings Count | Holding	18
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/26
Net Assets ($):	214,145,297	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.9%
MFS Limited Maturity Portfolio	11.0%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.3%
MFS Value Series	6.0%
MFS Research International Portfolio	5.3%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.1%
MFS Mid Cap Value Portfolio	4.0%
MFS International Growth Portfolio	2.1%
MFS International Intrinsic Equity Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000068440 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ConservativeAllocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$3	0.06%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 3	[2]
Expense Ratio, Percent	0.06%	[2]
Net Assets	$ 214,145,297
Holdings Count | Holding	18
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/26
Net Assets ($):	214,145,297	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.9%
MFS Limited Maturity Portfolio	11.0%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.3%
MFS Value Series	6.0%
MFS Research International Portfolio	5.3%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.1%
MFS Mid Cap Value Portfolio	4.0%
MFS International Growth Portfolio	2.1%
MFS International Intrinsic Equity Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
MFS Institutional Money Market Portfolio	1.0%

C000068442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ModerateAllocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 1	[3]
Expense Ratio, Percent	0.02%	[3]
Net Assets	$ 822,676,728
Holdings Count | Holding	18
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/26
Net Assets ($):	822,676,728	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.9%
MFS Government Securities Portfolio	9.9%
MFS Value Series	9.0%
MFS Research International Portfolio	8.3%
MFS Growth Series	8.2%
MFS Research Series	7.3%
MFS Mid Cap Growth Series	7.1%
MFS Mid Cap Value Portfolio	7.1%
MFS High Yield Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS International Growth Portfolio	3.1%
MFS International Intrinsic Equity Portfolio	3.1%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS Institutional Money Market Portfolio	1.0%

C000068443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ModerateAllocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$14	0.27%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 14	[4]
Expense Ratio, Percent	0.27%	[4]
Net Assets	$ 822,676,728
Holdings Count | Holding	18
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/26
Net Assets ($):	822,676,728	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.9%
MFS Government Securities Portfolio	9.9%
MFS Value Series	9.0%
MFS Research International Portfolio	8.3%
MFS Growth Series	8.2%
MFS Research Series	7.3%
MFS Mid Cap Growth Series	7.1%
MFS Mid Cap Value Portfolio	7.1%
MFS High Yield Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS International Growth Portfolio	3.1%
MFS International Intrinsic Equity Portfolio	3.1%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS Institutional Money Market Portfolio	1.0%

C000068445 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$15	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 15	[5]
Expense Ratio, Percent	0.29%	[5]
Net Assets	$ 369,566,563
Holdings Count | Holding	18
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/26
Net Assets ($):	369,566,563	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.3%
MFS Research International Portfolio	10.3%
MFS Research Series	9.2%
MFS Mid Cap Growth Series	9.2%
MFS Mid Cap Value Portfolio	9.1%
MFS International Growth Portfolio	5.1%
MFS International Intrinsic Equity Portfolio	5.0%
MFS Global Real Estate Portfolio	5.0%
MFS Total Return Bond Series	5.0%
MFS High Yield Portfolio	4.9%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Governments Portfolio	3.9%
MFS New Discovery Series	2.1%
MFS New Discovery Value Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%

C000068444 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[6]
Expense Ratio, Percent	0.04%	[6]
Net Assets	$ 369,566,563
Holdings Count | Holding	18
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/26
Net Assets ($):	369,566,563	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.3%
MFS Research International Portfolio	10.3%
MFS Research Series	9.2%
MFS Mid Cap Growth Series	9.2%
MFS Mid Cap Value Portfolio	9.1%
MFS International Growth Portfolio	5.1%
MFS International Intrinsic Equity Portfolio	5.0%
MFS Global Real Estate Portfolio	5.0%
MFS Total Return Bond Series	5.0%
MFS High Yield Portfolio	4.9%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Governments Portfolio	3.9%
MFS New Discovery Series	2.1%
MFS New Discovery Value Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%

C000068446 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 46,774,690
Holdings Count | Holding	148
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	46,774,690	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	148
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.0%
Money Market Funds	5.0%
Equity sectors
Financials	23.6%
Industrials	13.0%
Health Care	11.1%
Consumer Discretionary	9.4%
Information Technology	8.4%
Real Estate	7.1%
Energy	6.6%
Utilities	6.1%
Materials	5.6%
Consumer Staples	2.1%
Communication Services	2.0%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.2%
Cathay General Bancorp, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
United Community Bank, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Plains GP Holdings LP	1.2%
M/I Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.2%
Cathay General Bancorp, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
United Community Bank, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Plains GP Holdings LP	1.2%
M/I Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%

C000068447 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$60	1.13%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%
Net Assets	$ 46,774,690
Holdings Count | Holding	148
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	46,774,690	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	148
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.0%
Money Market Funds	5.0%
Equity sectors
Financials	23.6%
Industrials	13.0%
Health Care	11.1%
Consumer Discretionary	9.4%
Information Technology	8.4%
Real Estate	7.1%
Energy	6.6%
Utilities	6.1%
Materials	5.6%
Consumer Staples	2.1%
Communication Services	2.0%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.2%
Cathay General Bancorp, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
United Community Bank, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Plains GP Holdings LP	1.2%
M/I Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.2%
Cathay General Bancorp, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
United Community Bank, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Plains GP Holdings LP	1.2%
M/I Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%

C000068455 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-AdjustedBond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 148,187,823
Holdings Count | Holding	102
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	148,187,823	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	102	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	14
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	99.9%
Money Market Funds	0.1%
Issuer country weightings
United States	51.8%
United Kingdom	20.5%
Italy	11.2%
Spain	3.9%
France	3.7%
Canada	3.1%
New Zealand	1.4%
Australia	1.0%
Sweden	0.9%
Other Countries	2.5%
Composition including fixed income credit quality
AAA	7.7%
AA	22.0%
A	8.1%
BBB	12.1%
BB	0.6%
U.S. Government	46.4%
Federal Agencies	2.3%
Not Rated	0.7%
Money Market Funds	0.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068454 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-AdjustedBond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 148,187,823
Holdings Count | Holding	102
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	148,187,823	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	102	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	14
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	99.9%
Money Market Funds	0.1%
Issuer country weightings
United States	51.8%
United Kingdom	20.5%
Italy	11.2%
Spain	3.9%
France	3.7%
Canada	3.1%
New Zealand	1.4%
Australia	1.0%
Sweden	0.9%
Other Countries	2.5%
Composition including fixed income credit quality
AAA	7.7%
AA	22.0%
A	8.1%
BBB	12.1%
BB	0.6%
U.S. Government	46.4%
Federal Agencies	2.3%
Not Rated	0.7%
Money Market Funds	0.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	Expenses are direct expenses and do not include underlying fund fees and expenses.